Income Taxes	8 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
5. Income Taxes

The Company’s net deferred tax assets are as follows at December 31, 2015:

Deferred tax asset
Net operating loss carryforward	$496,880
Total deferred tax asset	496,880
Valuation allowance	(496,880)
Deferred tax asset, net of allowance	$—
The income tax provision (benefit) consists of the following at December 31, 2015:

Federal
Current	$—
Deferred	(371,295)
State and local
Current	—
Deferred	(125,585)
Change in valuation allowance	496,880
Income tax provision (benefit)	$—
As of December 31, 2015, the Company had U.S. federal and state net operating loss carryovers (“NOLs”) of $1,092,043 available to offset future taxable income. These NOLs expire beginning in 2036. In accordance with Section 382 of the Internal Revenue Code, deductibility of the Company’s NOLs may be subject to an annual limitation in the event of a change in control as defined under the regulations.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period ended from April 29, 2015 (inception) through December 31, 2015, the change in the valuation allowance was $496,880.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2015 is as follows:

Statutory federal income tax rate	34.0%
State and local taxes, net of federal tax benefit	11.5%
Change in valuation allowance	(45.5)%
Income tax provision (benefit)	0.0%